Consolidated Statements of Financial Condition (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000
Preferred stock issued (in shares)	0
Preferred stock outstanding (in shares)	0
Common Class A
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, authorized (in shares)	700,000,000
Common stock, outstanding (in shares)	40,835,093
Common Class B
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, authorized (in shares)	500,000,000
Common stock, outstanding (in shares)	0
Common Class C
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, authorized (in shares)	300,000,000
Common stock, outstanding (in shares)	144,235,246